BUSINESS ACQUISITIONS AND DISPOSALS - Acquisition of Kulturnaya Sluzhba, MDTZK, ProgTech and IT-Grad (Details) ₽ in Millions	1 Months Ended
	Dec. 31, 2018 RUB (₽) Y	Aug. 31, 2018 RUB (₽) Y	Feb. 28, 2018 RUB (₽) Y	Jan. 31, 2018 RUB (₽)
Kulturnaya Sluzhba LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)				78.20%
Contingent consideration payable due (in months)				12 months
Purchase price allocation
Goodwill				₽ 479
Customer base				37
Other non-current assets				43
Current assets				117
Cash and cash equivalents				39
Current liabilities				(383)
Liability under put option agreement over non-controlling interests				(106)
Non-current liabilities				(34)
Total consideration				321
Fair value of contingent consideration and earn-out payments				54
Cash paid				267
Kulturnaya Sluzhba LLC | Trademark
Purchase price allocation
Trademark				₽ 129
Amortisation period | Y			10
MDTZK LLC
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)			100.00%
Contingent consideration payable due (in months)			12 months
Purchase price allocation
Goodwill			₽ 2,033
Customer base			727
Other non-current assets			145
Current assets			202
Cash and cash equivalents			542
Current liabilities			(868)
Non-current liabilities			(370)
Total consideration			3,190
Cash paid			3,190
MDTZK LLC | Trademark
Purchase price allocation
Trademark			₽ 779
Amortisation period | Y	10
ProgTech
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)		99.00%
Deferred payment payable first payment		₽ 11
Deferred payment payable first payment period		12 months
Deferred payment payable second payment		₽ 21
Deferred payment payable second payment period		24 months
Purchase price allocation
Goodwill		₽ 213
Customer base		123
Other non-current assets		172
Current assets		15
Cash and cash equivalents		28
Current liabilities		(80)
Non-current liabilities		(76)
Total consideration		395
Fair value of contingent consideration and earn-out payments		3
Cash paid		₽ 392
ProgTech | Customer base
Purchase price allocation
Amortisation period | Y		15
IT-Grad
BUSINESS ACQUISITIONS AND DISPOSALS
Ownership interest acquired (in percentage)	100.00%
Contingent consideration payable first payment	₽ 691
Contingent consideration payable first payment period	8 months
Contingent consideration payable second payment	₽ 249
Contingent consideration payable second payment period	18 months
Purchase price allocation
Goodwill	₽ 1,877
Customer base	643
Other non-current assets	32
Current assets	44
Cash and cash equivalents	13
Current liabilities	(59)
Non-current liabilities	(128)
Total consideration	2,422
Fair value of contingent consideration and earn-out payments	907
Cash paid	₽ 1,515
IT-Grad | Customer base
Purchase price allocation
Amortisation period | Y	7